Schedule of investments

Delaware Enhanced Global Dividend and Income Fund

February 29, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 59.01% ✤			Common Stock ✤ (continued)
Communication Services - 6.35%			Financials - 2.65%
AT&T	29,300	$1,031,946	American International
Century Communications =†	125,000	0	Group	15,400	$649,264
KDDI	73,400	2,073,811	Bank of New York Mellon	11,100	442,890
Orange	124,160	1,670,989	Hercules Capital	15,480	204,336
Publicis Groupe	52,120	2,026,908	MetLife	11,200	478,464
Verizon Communications	18,200	985,712	Truist Financial	18,000	830,520
		7,789,366	Wells Fargo & Co.	15,700	641,345
Consumer Discretionary - 4.90%					3,246,819
adidas AG	2,440	686,978	Healthcare - 13.36%
Amazon. com †	104	195,910	AbbVie	8,999	771,304
General Motors	17,700	539,850	Amgen	1,800	359,514
Next	8,440	665,209	AstraZeneca ADR	17,200	753,360
Sodexo	18,330	1,771,592	Bristol-Myers Squibb	6,800	401,608
Swatch Group	5,170	1,203,714	Brookdale Senior Living †	315,020	2,069,681
Target	5,500	566,500	Cardinal Health	11,300	588,956
Whirlpool	2,900	370,794	CVS Health	6,300	372,834
		6,000,547	Fresenius Medical Care AG &
			Co.	32,680	2,520,505
Consumer Staples - 15.59%			Johnson & Johnson	4,400	591,712
Archer-Daniels-Midland	10,100	380,265	Merck & Co.	9,800	750,288
Asahi Group Holdings	29,900	1,144,502	Novo Nordisk Class B	56,180	3,291,528
British American Tobacco			Pfizer	21,960	733,903
ADR	12,340	491,132	Roche Holding	9,880	3,176,754
Conagra Brands	29,300	782,017
Danone	38,350	2,706,686			16,381,947
Diageo	49,270	1,757,933	Industrials - 5.16%
General Mills	7,800	382,200	G4S	678,390	1,502,086
Kao	10,400	756,865	Lockheed Martin	1,900	702,753
Kerry Group Class A	5,550	704,596	Makita	36,700	1,243,859
Kirin Holdings	27,900	530,219	Secom	7,700	610,655
Koninklijke Ahold Delhaize	138,130	3,227,031	Securitas Class B	111,014	1,507,599
Lawson	19,100	1,020,208	United Technologies	5,800	757,422
Nestle	25,560	2,630,273			6,324,374
Procter & Gamble	3,700	418,951	Information Technology - 2.42%
Seven & i Holdings	64,100	2,180,897	Broadcom	3,100	845,122
		19,113,775	Cisco Systems	15,300	610,929
Energy - 2.43%			Intel	10,600	588,512
ConocoPhillips	6,800	329,256	International Business
Halliburton	24,200	410,432	Machines	4,000	520,600
Occidental Petroleum	23,700	775,938	Microsoft	2,471	400,327
Royal Dutch Shell ADR					2,965,490
Class B	14,500	645,685	Materials - 2.58%
TOTAL ADR	7,900	340,806	Air Liquide	19,190	2,613,931
Williams	24,800	472,440	DuPont de Nemours	12,900	553,410
		2,974,557			3,167,341

(continues) NQ-DEX [2/20] 4/20 (1139721) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✤ (continued)			Exchange-Traded Fund - 0.72%
REIT Healthcare - 0.02%			Vanguard FTSE Developed
Sabra Health Care REIT	1,108	$21,661	Markets ETF	22,410$	884,523
		21,661	Total Exchange-Traded Fund
REIT Mortgage - 1.04%			(cost $933,701)		884,523
Annaly Capital Management	89,530	793,236
Starwood Property Trust	21,605	479,199	Limited Partnerships@ - 1.26%
		1,272,435	Merion Champion’s Walk =p†	1,085,000	914,438
			Merion Countryside =p†	780,938	629,748
REIT Multifamily - 0.61%
Equity Residential	9,900	743,490	Total Limited Partnerships
			(cost $956,437)		1,544,186
		743,490
REIT Office - 0.66%				Principal
Kenedix Office Investment	20	149,245		amount°
Postal Realty Trust Class A	6,000	96,600	Agency Commercial Mortgage-Backed Securities - 0.02%
VEREIT	65,159	564,277
			FREMF Mortgage Trust
		810,122	Series 2011-K15 B 144A
REIT Shopping Center - 0.09%			4.961% 8/25/44 #•	10,000	10,406
Brixmor Property Group	6,162	112,210	Series 2012-K22 B 144A
		112,210	3.687% 8/25/45 #•	10,000	10,451
REIT Single Tenant - 0.05%			Total Agency Commercial
STORE Capital	1,738	57,111	Mortgage-Backed
			Securities (cost $21,214)		20,857
		57,111
Utilities - 1.10%			Agency Mortgage-Backed Securities - 0.94%
Edison International	11,600	779,404	Fannie Mae ARM
National Grid ADR	9,075	574,085	4.149% (LIBOR12M +
		1,353,489	1.69%, Cap 10.135%,
			Floor 1.69%) 11/1/35 •	2,710	2,844
Total Common Stock			Fannie Mae S.F. 30 yr
(cost $75,393,896)		72,334,734	3.00% 11/1/48	19,018	19,758
			3.00% 10/1/49	61,722	63,678
Convertible Preferred Stock - 2.49%			3.00% 11/1/49	21,658	22,318
AMG Capital Trust II			3.00% 12/1/49	22,812	23,861
5.15% exercise price			3.00% 1/1/50	37,805	38,984
$195.47, maturity date			3.50% 2/1/48	97,730	104,271
10/15/37	8,900	413,850	3.50% 11/1/48	13,777	14,515
Bank of America 7.25%
exercise price $50.00 y	396	594,000	3.50% 6/1/49	45,397	47,122
El Paso Energy Capital Trust			3.50% 11/1/49	41,029	42,652
I 4.75% exercise price			3.50% 12/1/49	10,863	11,555
$34.49, maturity date			3.50% 1/1/50	20,888	21,801
3/31/28	12,617	643,215	4.00% 4/1/48	13,636	14,528
Lyondellbasell Advanced			4.50% 2/1/41	4,148	4,574
Polymers 6.00%			4.50% 5/1/46	32,549	35,860
exercise price $52.33 y	775	809,100	4.50% 4/1/48	179,359	197,687
QTS Realty Trust 6.50%			4.50% 1/1/49	30,186	32,994
exercise price $46.94 y	4,552	590,804	4.50% 11/1/49	11,692	12,491
Total Convertible Preferred Stock			5.00% 6/1/44	2,698	3,066
(cost $2,791,362)		3,050,969	5.00% 5/1/48	39,598	42,973

2 NQ-DEX [2/20] 4/20 (1139721)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed Securities (continued)			Convertible Bonds (continued)
Fannie Mae S. F. 30 yr			Communications (continued)
5.00% 7/1/49	88,462	$97,745	InterDigital 144A 2.00%
5.50% 5/1/44	36,669	41,937	exercise price $81.29,
6.00% 6/1/41	1,510	1,763	maturity date 6/1/24 #	482,000	$481,757
6.00% 7/1/41	4,533	5,326	Liberty Media 2.25% exercise
Freddie Mac S.F. 30 yr			price $34.07, maturity date
3.00% 12/1/48	124,408	128,966	9/30/46	1,116,000	605,702
3.00% 11/1/49	16,902	17,438			2,117,744
3.00% 1/1/50	5,978	6,216	Consumer Cyclical - 0.67%
4.00% 10/1/47	21,661	23,138	Meritor 3.25% exercise price
4.50% 4/1/49	8,007	8,729	$39.92, maturity date
4.50% 8/1/49	13,018	14,367	10/15/37	242,000	252,655
5.50% 6/1/41	36,829	42,437	Team 5.00% exercise price
GNMA II S. F. 30 yr			$21.70, maturity date
6.00% 2/20/40	1,533	1,752	8/1/23	583,000	568,582
Total Agency					821,237
Mortgage-Backed			Consumer Non-Cyclical - 2.24%
Securities (cost $1,129,675)		1,147,346	BioMarin Pharmaceutical
			0.599% exercise price
Convertible Bonds - 13.86%			$124.67, maturity date
Brokerage - 0.93%			8/1/24	493,000	541,067
FTI Consulting 2.00%			Chefs’ Warehouse 144A
exercise price $101.38,			1.875% exercise price
maturity date 8/15/23	343,000	434,720	$44.20, maturity date
GAIN Capital Holdings 5.00%			12/1/24 #	234,000	231,514
exercise price $8.20,			Collegium Pharmaceutical
maturity date 8/15/22	709,000	709,922	2.625% exercise price
			$29.19, maturity date
		1,144,642	2/15/26	376,000	416,655
Capital Goods - 1.26%			Integra LifeSciences Holdings
Aerojet Rocketdyne Holdings			144A 0.50% exercise price
2.25% exercise price			$73.67, maturity date
$26.00, maturity date			8/15/25 #	403,000	396,635
12/15/23	138,000	266,351	Paratek Pharmaceuticals
Cemex 3.72% exercise price			4.75% exercise price
$10.73, maturity date			$15.90, maturity date
3/15/20	530,000	531,625	5/1/24	574,000	473,656
Chart Industries 144A 1.00%			Vector Group 1.75% exercise
exercise price $58.73,			price $20.27, maturity date
maturity date 11/15/24 #	310,000	363,047	4/15/20 •	687,000	690,779
Dycom Industries 0.75%					2,750,306
exercise price $96.89,
maturity date 9/15/21	400,000	377,193	Electric - 0.30%
			NRG Energy 2.75% exercise
		1,538,216	price $47.74, maturity date
Communications - 1.73%			6/1/48	346,000	366,677
DISH Network 2.375%					366,677
exercise price $82.22,
maturity date 3/15/24	592,000	552,585	Energy - 2.03%
GCI Liberty 144A 1.75%			Cheniere Energy 4.25%
exercise price $370.52,			exercise price $138.38,
maturity date 9/30/46 #	340,000	477,700	maturity date 3/15/45	1,014,000	745,095

(continues) NQ-DEX [2/20] 4/20 (1139721) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds (continued)			Convertible Bonds (continued)
Energy (continued)			Technology (continued)
Helix Energy Solutions Group			Verint Systems 1.50%
4.25% exercise price			exercise price $64.46,
$13.89, maturity date			maturity date 6/1/21	477,000	$511,388
5/1/22	944,000	$931,648	Vishay Intertechnology 2.25%
PDC Energy 1.125% exercise			exercise price $31.44,
price $85.39, maturity date			maturity date 6/15/25	518,000	513,804
9/15/21	874,000	811,316			4,996,281
		2,488,059	Total Convertible Bonds
Financials - 0.16%			(cost $16,678,592)		16,991,534
Jazz Investments I 1.875%
exercise price $199.77,			Corporate Bonds - 55.78%
maturity date 8/15/21	200,000	200,084	Automotive - 1.02%
		200,084	Allison Transmission 144A
Real Estate Investment Trusts - 0.46%			5.875% 6/1/29 #	930,000	1,010,047
Blackstone Mortgage Trust			KAR Auction Services 144A
4.75% exercise price			5.125% 6/1/25 #	237,000	243,988
$36.23, maturity date					1,254,035
3/15/23	545,000	568,288	Banking - 2.45%
		568,288	Ally Financial
Technology - 4.08%			5.75% 11/20/25	702,000	794,067
Boingo Wireless 1.00%			8.00% 11/1/31	250,000	346,548
exercise price $42.32,			Bank of America 3.458%
maturity date 10/1/23	913,000	837,940	3/15/25µ	50,000	53,275
CSG Systems International			Credit Suisse Group 144A
4.25% exercise price			6.25% #µy	485,000	522,857
$56.87, maturity date			Goldman Sachs Group 2.60%
3/15/36	408,000	441,823	2/7/30	5,000	5,093
Knowles 3.25% exercise price			JPMorgan Chase & Co.
$18.43, maturity date			4.023% 12/5/24 µ	30,000	32,513
11/1/21	395,000	447,886	4.60% µy	5,000	5,031
Ligand Pharmaceuticals			5.00% µy	15,000	15,291
0.75% exercise price			Morgan Stanley
$248.48, maturity date
			2.954% (LIBOR03M +
5/15/23	297,000	259,194	1.22%) 5/8/24 •	10,000	10,143
ON Semiconductor 1.625%
exercise price $20.72,			5.00% 11/24/25	20,000	23,092
maturity date 10/15/23	200,000	238,999	PNC Financial Services Group
Pluralsight 144A 0.375%			2.60% 7/23/26	50,000	52,623
exercise price $38.76,			Popular 6.125% 9/14/23	655,000	688,841
maturity date 3/1/24 #	621,000	558,387	Royal Bank of Scotland Group
Quotient Technology 1.75%			8.625% µy	315,000	333,829
exercise price $17.36,			State Street 3.30%
maturity date 12/1/22	625,000	616,208	12/16/24	35,000	37,890
Retrophin 2.50% exercise			Truist Bank 2.636%
price $38.80, maturity date			9/17/29µ	34,000	34,581
9/15/25	427,000	346,425	US Bancorp
Synaptics 0.50% exercise			3.00% 7/30/29	5,000	5,335
price $73.02, maturity date			3.10% 4/27/26	15,000	16,183
6/15/22	200,000	224,227	3.375% 2/5/24	10,000	10,715

4 NQ-DEX [2/20] 4/20 (1139721)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Capital Goods - 3.51%
USB Capital IX 3.50%			Ardagh Packaging Finance
(LIBOR03M + 1.02%) y•	10,000	$9,117	144A 6.00% 2/15/25 #	360,000	$376,200
		2,997,024	Ashtead Capital 144A
Basic Industry - 6.27%			4.375% 8/15/27 #	375,000	389,007
			Bombardier 144A 6.00%
BMC East 144A 5.50%			10/15/22 #	560,000	549,850
10/1/24 #	312,000	322,269
Boise Cascade 144A 5.625%			Crown Americas 4.75%
9/1/24 #	600,000	621,249	2/1/26	334,000	345,389
			Mauser Packaging Solutions
Chemours 5.375% 5/15/27	456,000	392,263	Holding
Freeport-McMoRan			144A 5.50% 4/15/24 #	699,000	693,764
4.55% 11/14/24	365,000	370,324	144A 7.25% 4/15/25 #	250,000	242,920
5.45% 3/15/43	400,000	389,040	Otis Worldwide
HD Supply 144A 5.375%			144A 2.056% 4/5/25 #	5,000	5,086
10/15/26 #	345,000	361,758
Hudbay Minerals 144A			144A 2.565% 2/15/30 #	10,000	10,291
7.625% 1/15/25 #	465,000	448,918	144A 3.112% 2/15/40 #	5,000	5,142
Joseph T Ryerson & Son 144A			Roper Technologies 2.35%
11.00% 5/15/22 #	272,000	282,882	9/15/24	45,000	46,364
Koppers 144A 6.00%			TransDigm 144A 6.25%
2/15/25 #	484,000	477,945	3/15/26 #	288,000	305,460
Lennar 5.875% 11/15/24	155,000	169,665	United Rentals North America
Methanex 5.25% 12/15/29	35,000	36,924	5.50% 5/15/27	877,000	918,679
Minera Mexico 144A 4.50%			5.875% 9/15/26	30,000	31,649
1/26/50 #	200,000	202,313	Waste Management
Newmont 2.80% 10/1/29	35,000	36,468	3.45% 6/15/29	20,000	22,063
NOVA Chemicals 144A			4.15% 7/15/49	5,000	6,250
5.00% 5/1/25 #	285,000	278,469	Zekelman Industries 144A
Olin			9.875% 6/15/23 #	333,000	349,275
5.00% 2/1/30	380,000	366,947			4,297,389
5.125% 9/15/27	478,000	482,791	Communications - 4.66%
PulteGroup 5.00% 1/15/27	170,000	187,034	Altice France 144A 7.375%
Standard Industries			5/1/26 #	910,000	956,001
144A 4.75% 1/15/28 #	730,000	752,942	AT&T 4.35% 3/1/29	20,000	22,786
144A 5.00% 2/15/27 #	430,000	442,439	Charter Communications
144A 6.00% 10/15/25 #	50,000	52,375	Operating
Steel Dynamics 5.00%			4.80% 3/1/50	5,000	5,394
12/15/26	665,000	706,656	4.908% 7/23/25	5,000	5,606
Univar Solutions USA 144A			5.05% 3/30/29	20,000	23,172
5.125% 12/1/27 #	305,000	308,675	Comcast 3.20% 7/15/36	5,000	5,417
		7,690,346	Crown Castle International
Brokerage - 0.85%			5.25% 1/15/23	30,000	32,933
E*TRADE Financial 5.875%			Discovery Communications
µy	920,000	1,001,940	4.125% 5/15/29	25,000	27,511
Jefferies Group 4.15%			Front Range BidCo 144A
1/23/30	35,000	37,973	4.00% 3/1/27 #	770,000	749,306
			Level 3 Financing 144A
		1,039,913	3.875% 11/15/29 #	576,000	612,144

(continues) NQ-DEX [2/20] 4/20 (1139721) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical (continued)
Ooredoo International			MGM Growth Properties
Finance 144A 5.00%			Operating Partnership
10/19/25#	200,000	$225,568	5.75% 2/1/27	195,000	$213,769
Sprint			MGM Resorts International
7.125% 6/15/24	918,000	1,044,606	5.75% 6/15/25	111,000	121,821
7.625% 3/1/26	30,000	35,532	Penn National Gaming 144A
7.875% 9/15/23	40,000	45,817	5.625% 1/15/27 #	563,000	584,308
Sprint Communications			Scientific Games International
7.00% 8/15/20	302,000	308,387	144A 8.25% 3/15/26 #	535,000	553,390
Time Warner Cable 7.30%			William Carter 144A 5.625%
7/1/38	10,000	13,590	3/15/27 #	355,000	378,518
Time Warner Entertainment			Yum! Brands 144A 4.75%
8.375% 3/15/23	5,000	5,954	1/15/30 #	295,000	306,641
T-Mobile USA					4,454,592
6.375% 3/1/25=	199,000	0	Consumer Non-Cyclical - 3.47%
6.50% 1/15/26	720,000	759,348	AbbVie
6.50% 1/15/26=	505,000	0	144A 2.60% 11/21/24 #	5,000	5,170
Verizon Communications			144A 2.95% 11/21/26 #	5,000	5,246
4.50% 8/10/33	25,000	30,663	144A 4.05% 11/21/39 #	5,000	5,532
4.522% 9/15/48	5,000	6,455	Amgen 2.45% 2/21/30	5,000	5,090
ViacomCBS 4.375% 3/15/43	30,000	32,294	Anheuser-Busch InBev
Vodafone Group			Worldwide
4.25% 9/17/50	15,000	16,667	3.65% 2/1/26	30,000	32,723
4.875% 6/19/49	15,000	18,080	4.15% 1/23/25	10,000	11,134
Zayo Group			Aramark Services 144A
144A 5.75% 1/15/27 #	165,000	169,182	5.00% 2/1/28 #	530,000	554,168
6.375% 5/15/25	550,000	563,522	Cott Holdings 144A 5.50%
		5,715,935	4/1/25 #	603,000	618,325
Consumer Cyclical - 3.63%			CVS Health
AMC Entertainment Holdings			4.30% 3/25/28	40,000	44,794
6.125% 5/15/27	516,000	414,103	4.78% 3/25/38	5,000	5,904
Boyd Gaming 6.375%			Gilead Sciences 4.15%
4/1/26	513,000	535,752	3/1/47	30,000	36,295
Future Retail 144A 5.60%			JBS USA
1/22/25#	200,000	202,738	144A 5.75% 6/15/25 #	377,000	387,053
General Motors 5.00%			144A 6.50% 4/15/29 #	360,000	391,158
10/1/28	4,000	4,331	144A 6.75% 2/15/28 #	40,000	43,446
General Motors Financial			Pilgrim’s Pride 144A 5.875%
4.35% 4/9/25	15,000	16,063	9/30/27 #	815,000	846,092
5.25% 3/1/26	6,000	6,691	Post Holdings
GLP Capital / GLP Financing II			144A 5.00% 8/15/26 #	244,000	249,331
5.375% 4/15/26	122,000	137,937	144A 5.625% 1/15/28 #	400,000	418,824
Hilton Worldwide Finance			144A 5.75% 3/1/27 #	345,000	359,824
4.875% 4/1/27	435,000	445,592	Rede D’or Finance 144A
KFC Holding / Pizza Hut			4.50% 1/22/30 #	240,000	234,660
Holdings / Taco Bell of					4,254,769
America 144A 5.25%			Electric - 0.88%
6/1/26#	490,000	502,267	CenterPoint Energy
Lowe’s 4.55% 4/5/49	25,000	30,671	3.85% 2/1/24	15,000	16,216

6 NQ-DEX [2/20] 4/20 (1139721)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Energy (continued)
CenterPoint Energy			Genesis Energy 6.50%
4.25% 11/1/28	15,000	$17,185	10/1/25	80,000	$67,575
Duke Energy 4.875% µy	15,000	15,477	Hilcorp Energy I 144A 5.00%
Duke Energy Indiana 3.25%			12/1/24 #	229,000	181,578
10/1/49	20,000	21,427	KazMunayGas National 144A
Entergy Mississippi 2.85%			5.375% 4/24/30 #	216,000	251,837
6/1/28	10,000	10,620	Marathon Oil 4.40%
Entergy Texas 3.55%			7/15/27	30,000	32,351
9/30/49	20,000	22,470	MPLX
Evergy Metro 3.65%			4.00% 3/15/28	5,000	5,288
8/15/25	15,000	16,519	4.125% 3/1/27	5,000	5,365
Israel Electric 144A 4.25%			5.50% 2/15/49	15,000	16,875
8/14/28 #	250,000	279,220	Murphy Oil 5.875% 12/1/27	521,000	509,189
MidAmerican Energy 3.15%			Murphy Oil USA 5.625%
4/15/50	20,000	21,657	5/1/27	936,000	991,835
Mong Duong Finance			Newfield Exploration 5.375%
Holdings 144A 5.125%			1/1/26	662,000	702,560
5/7/29 #	500,000	525,964	Noble Energy
National Rural Utilities			3.25% 10/15/29	15,000	15,273
Cooperative Finance			3.90% 11/15/24	5,000	5,333
2.85% 1/27/25	20,000	21,267	4.95% 8/15/47	10,000	10,409
5.25% 4/20/46 µ	10,000	11,159	NuStar Logistics 5.625%
NextEra Energy Capital			4/28/27	402,000	410,864
Holdings			Precision Drilling 144A
2.90% 4/1/22	10,000	10,294	7.125% 1/15/26 #	650,000	601,801
3.15% 4/1/24	15,000	15,906	Sabine Pass Liquefaction
PacifiCorp 3.50% 6/15/29	20,000	22,773	5.625% 3/1/25	30,000	33,988
Southern California Edison			Sinopec Group Overseas
4.00% 4/1/47	5,000	5,644	Development 2018 144A
4.875% 3/1/49	10,000	13,049	2.50% 8/8/24 #	200,000	205,554
Southwestern Electric Power			Southwestern Energy 7.75%
4.10% 9/15/28	30,000	34,026	10/1/27	465,000	353,412
		1,080,873	Targa Resources Partners
			5.375% 2/1/27	708,000	727,010
Energy - 5.92%			Transocean Proteus 144A
Cheniere Corpus Christi			6.25% 12/1/24 #	203,700	206,331
Holdings
5.125% 6/30/27	92,000	100,069			7,261,687
5.875% 3/31/25	222,000	246,914	Financials - 0.39%
7.00% 6/30/24	370,000	419,166	AerCap Global Aviation Trust
Cheniere Energy Partners			144A 6.50% 6/15/45 #µ	400,000	431,040
5.25% 10/1/25	360,000	361,804	Air Lease 3.00% 2/1/30	5,000	4,946
Crestwood Midstream			International Lease Finance
Partners 6.25% 4/1/23	495,000	471,381	8.625% 1/15/22	35,000	39,058
Energy Transfer Operating					475,044
5.25% 4/15/29	15,000	16,858	Healthcare - 5.35%
5.50% 6/1/27	260,000	294,794	Bausch Health 144A 5.50%
6.25% 4/15/49	10,000	11,542	11/1/25 #	1,000,000	1,031,665
7.125% µy	5,000	4,731

(continues) NQ-DEX [2/20] 4/20 (1139721) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Healthcare (continued)			Media (continued)
Charles River Laboratories			Sirius XM Radio
International			144A 5.00% 8/1/27 #	905,000	$948,531
144A 4.25% 5/1/28 #	270,000	$272,201	144A 5.375% 4/15/25 #	479,000	492,371
144A 5.50% 4/1/26 #	745,000	785,042	VTR Finance 144A 6.875%
CHS 144A 6.625%			1/15/24 #	430,000	439,316
2/15/25 #	305,000	311,863			8,179,166
Encompass Health			Real Estate Investment Trusts - 1.07%
5.75% 11/1/24	420,000	424,584	CubeSmart 3.00% 2/15/30	5,000	5,277
5.75% 9/15/25	361,000	374,388	ESH Hospitality
HCA			144A 4.625% 10/1/27 #	160,000	156,296
5.375% 2/1/25	1,076,000	1,191,761	144A 5.25% 5/1/25 #	656,000	661,192
5.875% 2/15/26	166,000	187,701	SBA Communications
7.58% 9/15/25	194,000	231,830	4.875% 9/1/24	480,000	494,302
Hill-Rom Holdings 144A
5.00% 2/15/25 #	378,000	393,163			1,317,067
Hologic 144A 4.625%			Services - 1.20%
2/1/28 #	370,000	384,821	Advanced Disposal Services
Tenet Healthcare			144A 5.625% 11/15/24 #	551,000	576,217
5.125% 5/1/25	415,000	419,150	Prime Security Services
8.125% 4/1/22	509,000	552,382	Borrower 144A 5.75%
		6,560,551	4/15/26 #	495,000	515,728
			Service Corp. International
Insurance - 2.53%			4.625% 12/15/27	360,000	377,936
Centene					1,469,881
144A 3.375% 2/15/30 #	535,000	535,669
144A 4.625% 12/15/29 #	360,000	385,866	Technology - 3.44%
144A 5.375% 8/15/26 #	880,000	927,300	Apple 2.05% 9/11/26	20,000	20,526
HUB International 144A			CDK Global
7.00% 5/1/26 #	460,000	465,739	5.00% 10/15/24	404,000	439,023
USI 144A 6.875% 5/1/25 #	782,000	780,334	5.875% 6/15/26	570,000	597,446
		3,094,908	CDW Finance 5.00% 9/1/25	239,000	246,740
			CommScope Technologies
Media - 6.67%			144A 5.00% 3/15/27 #	232,000	210,523
AMC Networks 4.75%			Global Payments
8/1/25	805,000	804,022	2.65% 2/15/25	30,000	31,079
CCO Holdings			3.20% 8/15/29	10,000	10,636
144A 4.50% 8/15/30 #	380,000	384,988	Infor US 6.50% 5/15/22	443,000	445,113
144A 5.125% 5/1/27 #	250,000	260,387	Iron Mountain US Holdings
144A 5.375% 6/1/29 #	370,000	394,623	144A 5.375% 6/1/26 #	577,000	598,838
144A 5.875% 5/1/27 #	506,000	529,492	Microchip Technology
CSC Holdings			4.333% 6/1/23	30,000	32,041
6.75% 11/15/21	895,000	948,942	NXP 144A 4.875% 3/1/24 #	30,000	33,083
144A 7.50% 4/1/28 #	200,000	225,965	RP Crown Parent 144A
144A 7.75% 7/15/25 #	325,000	342,872	7.375% 10/15/24 #	70,000	72,596
Gray Television 144A 5.875%			Sensata Technologies UK
7/15/26 #	747,000	769,634	Financing 144A 6.25%
Lamar Media 5.75% 2/1/26	399,000	415,718	2/15/26 #	350,000	366,678
Netflix 5.875% 11/15/28	685,000	771,413	SS&C Technologies 144A
Sinclair Television Group			5.50% 9/30/27 #	1,055,000	1,112,366
144A 5.125% 2/15/27 #	453,000	450,892			4,216,688

8 NQ-DEX [2/20] 4/20 (1139721)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Non-Agency Commercial Mortgage-Backed Securities
Transportation - 0.24%			(continued)
Avis Budget Car Rental 144A			GS Mortgage Securities Trust
6.375% 4/1/24 #	111,000	$111,879	Series 2017-GS6 A3
FedEx 4.05% 2/15/48	35,000	35,413	3.433% 5/10/50		80,000	87,824
Rutas 2 and 7 Finance 144A			Total Non-Agency
3.413% 9/30/36 #	200,000	140,187	Commercial
		287,479	Mortgage-Backed
			Securities (cost $426,880)			435,429
Utilities - 2.23%
AES			Sovereign Bonds - 0.88%Δ
5.50% 4/15/25	345,000	353,766
6.00% 5/15/26	57,000	58,756	Brazil - 0.03%
			Brazil Notas do Tesouro
Calpine 144A 5.25%			Nacional Series F
6/1/26 #	320,000	317,985	10.00% 1/1/29	BRL	132,000	35,688
Covanta Holding 5.875%
7/1/25	557,000	572,549				35,688
Emera 6.75% 6/15/76 µ	390,000	452,733	Dominican Republic - 0.20%
Empresas Publicas de			Dominican Republic
Medellin 144A 4.25%			International Bond 144A
7/18/29 #	238,000	248,210	6.00% 7/19/28 #		224,000	248,160
Enel 144A 8.75%						248,160
9/24/73 #µ	200,000	233,020	El Salvador - 0.20%
Vistra Operations			El Salvador Government
144A 5.50% 9/1/26 #	105,000	106,462	International Bond 144A
144A 5.625% 2/15/27 #	375,000	385,069	7.125% 1/20/50 #		235,000	247,749
		2,728,550				247,749
Total Corporate Bonds			Hungary - 0.06%
(cost $67,090,002)		68,375,897	Hungary Government Bond
			6.00% 11/24/23	HUF	20,170,000	77,618
Non-Agency Commercial Mortgage-Backed Securities -						77,618
0.36%
			Mongolia - 0.18%
BANK			Development Bank of
Series 2019-BN20 A3			Mongolia 144A
3.011% 9/15/62	50,000	54,509	7.25% 10/23/23 #		200,000	214,006
CD Mortgage Trust
Series 2016-CD2 A3						214,006
3.248% 11/10/49	50,000	54,246	Ukraine - 0.21%
Series 2019-CD8 A4			Ukraine Government
2.912% 8/15/57	50,000	53,716	International Bond 144A
COMM Mortgage Trust			7.75% 9/1/21 #		237,000	250,002
Series 2016-CR28 A4						250,002
3.762% 2/10/49	70,000	77,502
DB-JPM Mortgage Trust			Total Sovereign Bonds
Series 2016-C1 A4			(cost $1,057,635)			1,073,223
3.276% 5/10/49	50,000	54,215
Series 2016-C3 A5			US Treasury Obligations - 0.61%
2.89% 8/10/49	50,000	53,417	US Treasury Bonds
			2.00% 2/15/50		15,000	16,200
			4.50% 2/15/36		115,000	167,532

(continues) NQ-DEX [2/20] 4/20 (1139721) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
US Treasury Obligations (continued)			Short-Term Investments (continued)
US Treasury Floating Rate			Money Market Mutual Funds (continued)
Note			GS Financial Square
1.312% (USBMMY3M +			Government
0.154%) 1/31/22 •	265,000	$264,994	Fund - Institutional Shares
US Treasury Inflation Indexed			(seven-day effective yield
Note			1.47%)	3,071,982	$3,071,982
0.125% 1/15/30	184,778	192,223	Morgan Stanley Government
US Treasury Notes			Portfolio - Institutional
1.50% 2/15/30	55,000	56,882	Share Class (seven-day
1.75% 12/31/24	1,500	1,559	effective yield 1.45%)	3,071,982	3,071,982
US Treasury Strip Principal			State Street Institutional US
2.26% 5/15/44	80,000	52,898	Government Money Market
Total US Treasury			Fund - Investor Class
Obligations (cost $730,327)		752,288	(seven-day effective yield
			1.45%)	3,071,982	3,071,982
Leveraged Non-Recourse Security - 0.00%			Total Short-Term Investments
JPMorgan Fixed Income			(cost $15,359,910)		15,359,910
Auction Pass Through Trust			Total Value of
Series 2007-B 144A			Securities - 149.01%
0.241% 1/15/87 # ◆ =	500,000	500	(cost $183,639,305)		182,649,976
Total Leveraged
Non-Recourse Security			Borrowing Under Line of
(cost $425,000)		500	Credit - (49.44%)		(60,600,000)
			Receivables and Other
	Number of		Assets Net of
	shares		Liabilities - 0.43%		527,483
Preferred Stock - 0.55%			Net Assets Applicable to
			12,007,336 Shares
Bank of America 6.50% µ	470,000	519,050	Outstanding - 100.00%		$122,577,459
GMAC Capital Trust I 7.477%
(LIBOR03M + 5.785%) •	6,000	153,000	#		Security exempt from registration under Rule 144A of the Securities
Washington Prime Group
6.875%	424	6,530	Act of 1933, as amended. At Feb. 29, 2020, the aggregate value
			of Rule 144A securities was $42,147,715,which represents 34.38%
Total Preferred Stock			of the Fund’s net assets.
(cost $644,674)		678,580	@	Invests in multi-family real estate properties.
			◆ Pass Through Agreement. Security represents the contractual right
			to receive a proportionate amount of underlying payments due to
Short-Term Investments - 12.53%			the counterparty pursuant to various agreements related to the
Money Market Mutual Funds - 12.53%			rescheduling of obligations and the exchange of certain notes.
BlackRock			✤ Securities have been classified by type of business.
FedFund - Institutional
Shares (seven-day effective			= The value of this security was determined using significant unobservable
yield 1.49%)	3,071,982	3,071,982	inputs and is reported as a Level 3 security.
Fidelity Investments Money			°		Principal amount shown is stated in USD unless noted that the security
Market Government			is denominated in another currency.
Portfolio - Class I			Δ Securities have been classified by country of origin.
(seven-day effective yield			µ		Fixed to variable rate investment. The rate shown reflects the fixed
1.46%)	3,071,982	3,071,982	rate in effect at Feb. 29, 2020. Rate will reset at a future date.
			p Restricted security. These investments are in securities not registered
			under the Securities Act of 1933, as amended, and have certain
			restrictions on resale which may limit their liquidity. At

10 NQ-DEX [2/20] 4/20 (1139721)

(Unaudited)

Feb. 29, 2020, the aggregate value of restricted securities was					Restricted Securities
$1,544,186, which represented 1.26% of the Fund’s net assets.
See table below for additional details.					Investments	Date of Acquisition	Cost	Value
y No contractual maturity date.					Merion Champion’s Walk	8/4/17	$862,624	$828,482
† Non-income producing security.					Merion Champion’s Walk	2/13/18	22,375	21,489
• Variable rate investment. Rates reset periodically. Rate shown reflects					Merion Champion’s Walk	7/11/18	23,452	21,489
the rate in effect at Feb. 29, 2020. For securities based on a published					Merion Champion’s Walk	10/22/18	23,816	21,489
reference rate and spread,the reference rate and spread are indicated					Merion Champion’s Walk	2/13/19	24,170	21,489
intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,					Merion Countryside	5/11/16	—	559,216
LIBOR06M,etc. ) used in this report are identical for different securities,					Merion Countryside	4/7/17	—	45,342
but the underlying reference rates may differ due to the timing of					Merion Countryside	5/3/18	—	25,190
the reset period. Certain variable rate securities are not based on					Total		$956,437	$1,544,186
a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities,are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
The following foreign currency exchange contracts and swap contracts were outstanding at Feb. 29, 2020:

Foreign Currency Exchange Contracts

		Currency to				Settlement	Unrealized		Unrealized
Counterparty		Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
JPMCB	BRL		345,872	USD	(84,675)	3/13/20		$—	$(8,085)
JPMCB	EUR		(71,293)	USD	77,480	3/13/20		—	(902)
JPMCB	ZAR		(1,218,464)	USD	84,934	3/13/20		7,651	—

Total Foreign Currency Exchange Contracts								$7,651	$(8,987)

Swap Contracts

CDS Contracts[1]

Counterparty/					Upfront
Reference Obligation/					Payments			Variation Margin
Termination Date/		Notional	Annual Protection		Paid		Unrealized		Due from
Payment Frequency		Amount[2]	Payments		Value	(Received)	Appreciation[3]		(Due to) Brokers
Over-The-Counter:
Protection Purchased
Moody’s Rating:
JPMCB - CDS 1.0
03/20/25 - Quarterly		470,000	1.000%		$14,650	$4,374	$10,276		$—
JPMCB - CDS 1.0
12/20/24 - Quarterly		776,000	1.000%		10,815	470	10,345		—

Total CDS Contracts					$25,465	$4,844	$20,621		$—

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amount presented above represent the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party					an index) . Periodic payments (receipts) on such contracts are accrued
(purchaser of protection) transfers to another party (seller of protection)					daily and recorded as realized losses (gains) on swap contracts. Upon
the financial risk of a credit event (as defined in the CDS agreement), as					payment (receipt), such amounts are recorded as unrealized losses
it relates to a particular reference security or basket of securities (such as					(gains) on swap contracts. Upfront payments made or received in

(continues) NQ-DEX [2/20] 4/20 (1139721) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

connection with CDS contracts are amortized over the expected life of	GNMA - Government National Mortgage Association
the CDS contracts as unrealized losses (gains) on swap contracts. The	GS - Goldman Sachs
change in value of CDS contracts is recorded daily as unrealized	HUF - Hungarian Forint
appreciation or depreciation. A realized gain or loss is recorded upon a	ICE - Intercontinental Exchange
credit event (as defined in the CDS agreement) or the maturity or	JPM - JPMorgan
termination of the agreement.	JPMCB - JPMorgan Chase Bank, National
[2] Notional value shown is stated in US Dollars unless noted that the swap	Association
is denominated in another currency.	LIBOR - London interbank offered rate
LIBOR03M - ICE LIBOR USD 3 Month
[3] Unrealized appreciation (depreciation) does not include periodic interest	LIBOR06M - ICE LIBOR USD 6 Month
payments on swap contracts accrued daily in the amount of $(357) .	LIBOR12M - ICE LIBOR USD 12 Month
Summary of abbreviations:	REIT - Real Estate Investment Trust
ADR - American Depositary Receipt	S.F. - Single Family
ARM - Adjustable Rate Mortgage	USBMMY3M - US Treasury 3 Months Bill Money
BRL - Brazilian Real	Market Yield
CDS - Credit Default Swap	USD - US Dollar
DB - Deutsche Bank	yr - Year
ETF - Exchange-Traded Fund	ZAR - South African Rand
EUR - European Monetary Unit
FREMF - Freddie Mac Multifamily
FTSE - Financial Times Stock Exchange

12 NQ-DEX [2/20] 4/20 (1139721)